Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0000066004
Registrant Name	MIDDLESEX WATER CO
Registration File Number	333-287177
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES